Shareholders' equity and share-based payments - Other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders' equity and share-based payments.
Actuarial gains and losses	$ (114)	$ 574	$ 1,035
Change in fair value of investments in equity instruments	(11)	112	66
Tax effect	(11)	(96)	(411)
Currency translation adjustment generated by the parent company	2,573	(4,976)	(7,202)
Items not potentially reclassifiable to profit and loss	2,437	(4,386)	(6,512)
Currency translation adjustment	(3,277)	1,734	4,216
Unrealized gain/(loss) of the period	(2,524)	1,974	4,380
Less gain/(loss) included in net income	753	240	164
Cash flow hedge	2,898	(5,452)	278
Unrealized gain/(loss) of the period	3,155	(4,190)	109
Less gain/(loss) included in net income	257	1,262	(169)
Variation of foreign currency basis spread	(11)	65	2
unrealized gain/(loss) of the period	(37)	26	(47)
less gain/(loss) included in net income	(26)	(39)	(49)
Share of other comprehensive income of equity affiliates, net amount	(208)	3,497	706
Unrealized gain/(loss) of the period	(194)	1,071	626
Less gain/(loss) included in net income	14	(2,426)	(80)
Other	(2)	(16)	(1)
Tax effect	(730)	1,449	(135)
Sub-total items potentially reclassifiable to profit and loss	(1,330)	1,277	5,066
Total other comprehensive income (net amount)	$ 1,107	$ (3,109)	$ (1,446)